STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation to statutory reserves	¥ (115.9)	¥ (150.3)	¥ (176.9)
Net assets subject to restriction on the distribution of share capital	¥ 23,400.0